Loans and Allowance for Loan Losses - Transactions in Allowance for Loan Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Allowance for loan losses:
Beginning balance	$ 22,572	$ 22,935
Provision	388	498
Charge-offs	(1,104)	(1,867)
Recoveries	1,044	1,006
Ending balance	22,900	22,572
Ending balance individually evaluated for impairment	194	1,631
Ending balance collectively evaluated for impairment	22,706	20,941
Ending balance loans acquired with deteriorated credit quality	0	0
Loans:
Ending balance	1,471,114	1,356,778
Ending balance individually evaluated for impairment	8,605	10,497
Ending balance collectively evaluated for impairment	1,462,509	1,346,281
Ending balance loans acquired with deteriorated credit quality	0	0
Residential 1-4 Family [Member]
Allowance for loan losses:
Beginning balance	5,582	4,935
Provision	(290)	1,059
Charge-offs	(311)	(468)
Recoveries	43	56
Ending balance	5,024	5,582
Ending balance individually evaluated for impairment	194	376
Ending balance collectively evaluated for impairment	4,830	5,206
Ending balance loans acquired with deteriorated credit quality	0	0
Loans:
Ending balance	349,631	350,758
Ending balance individually evaluated for impairment	1,449	3,061
Ending balance collectively evaluated for impairment	348,182	347,697
Ending balance loans acquired with deteriorated credit quality	0	0
Multifamily [Member]
Allowance for loan losses:
Beginning balance	172	77
Provision	447	95
Charge-offs	0	0
Recoveries	0	0
Ending balance	619	172
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	619	172
Ending balance loans acquired with deteriorated credit quality	0	0
Loans:
Ending balance	49,564	31,242
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	49,564	31,242
Ending balance loans acquired with deteriorated credit quality	0	0
Commercial Real Estate [Member]
Allowance for loan losses:
Beginning balance	9,578	10,918
Provision	(267)	(378)
Charge-offs	(44)	(968)
Recoveries	719	6
Ending balance	9,986	9,578
Ending balance individually evaluated for impairment	0	1,135
Ending balance collectively evaluated for impairment	9,986	8,443
Ending balance loans acquired with deteriorated credit quality	0	0
Loans:
Ending balance	625,623	564,965
Ending balance individually evaluated for impairment	4,643	6,455
Ending balance collectively evaluated for impairment	620,980	558,510
Ending balance loans acquired with deteriorated credit quality	0	0
Construction [Member]
Allowance for loan losses:
Beginning balance	5,578	5,159
Provision	(455)	102
Charge-offs	(26)	(7)
Recoveries	39	324
Ending balance	5,136	5,578
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	5,136	5,578
Ending balance loans acquired with deteriorated credit quality	0	0
Loans:
Ending balance	275,319	245,830
Ending balance individually evaluated for impairment	1,938	0
Ending balance collectively evaluated for impairment	273,381	245,830
Ending balance loans acquired with deteriorated credit quality	0	0
Farmland [Member]
Allowance for loan losses:
Beginning balance	795	618
Provision	(142)	176
Charge-offs	0	0
Recoveries	1	1
Ending balance	654	795
Ending balance individually evaluated for impairment	0	120
Ending balance collectively evaluated for impairment	654	675
Ending balance loans acquired with deteriorated credit quality	0	0
Loans:
Ending balance	32,114	30,236
Ending balance individually evaluated for impairment	575	701
Ending balance collectively evaluated for impairment	31,539	29,535
Ending balance loans acquired with deteriorated credit quality	0	0
Second Mortgages [Member]
Allowance for loan losses:
Beginning balance	61	205
Provision	87	(164)
Charge-offs	(45)	0
Recoveries	3	20
Ending balance	106	61
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	106	61
Ending balance loans acquired with deteriorated credit quality	0	0
Loans:
Ending balance	7,551	9,026
Ending balance individually evaluated for impairment	0	280
Ending balance collectively evaluated for impairment	7,551	8,746
Ending balance loans acquired with deteriorated credit quality	0	0
Equity Lines of Credit [Member]
Allowance for loan losses:
Beginning balance	304	300
Provision	303	3
Charge-offs	(14)	0
Recoveries	1	1
Ending balance	594	304
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	594	304
Ending balance loans acquired with deteriorated credit quality	0	0
Loans:
Ending balance	46,506	41,496
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	46,506	41,496
Ending balance loans acquired with deteriorated credit quality	0	0
Mortgage and Commercial Loans [Member]
Allowance for loan losses:
Beginning balance	176	395
Provision	118	(641)
Charge-offs	0	(37)
Recoveries	7	459
Ending balance	301	176
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	301	176
Ending balance loans acquired with deteriorated credit quality	0	0
Loans:
Ending balance	30,537	30,000
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	30,537	30,000
Ending balance loans acquired with deteriorated credit quality	0	0
Agricultural, Installment and Other [Member]
Allowance for loan losses:
Beginning balance	326	328
Provision	587	246
Charge-offs	(664)	(387)
Recoveries	231	139
Ending balance	480	326
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	480	326
Ending balance loans acquired with deteriorated credit quality	0	0
Loans:
Ending balance	54,269	53,225
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	54,269	53,225
Ending balance loans acquired with deteriorated credit quality	$ 0	$ 0